INCOME TAXES - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Expected Canadian statutory rate	26.90%	26.90%	26.90%
Loss before benefit from income taxes	$ (934)	$ (1,837)	$ (4,154)
Benefit from income taxes
Expected benefit from income taxes at Canadian statutory rate	251	494	1,117
Non-deductible amount of share-based compensation	(9)	(7)	(10)
Adjustments to tax attributes	26	(99)	(4)
Change in valuation allowance related to foreign tax credits and NOLs	62	21	(3)
Change in valuation allowance on Canadian deferred tax assets and tax rate changes	687	(142)	(875)
Change in uncertain tax positions	(163)	(350)	(47)
Foreign tax rate differences	(128)	186	(3)
Non-deductible portion of Goodwill impairments	0	0	(488)
Tax benefit on intra-entity transfers	(338)	0	356
Other	(13)	(49)	(33)
(Provision for) benefit from income taxes	$ 375	$ 54	$ 10